BORROWINGS - Schedule of Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Current	$ 1,214	$ 667
Non-current	11,955	11,511
Non-recourse borrowings (current and non-current)
Disclosure of detailed information about borrowings [line items]
Total	$ 13,169	$ 12,178